Payden Mutual Funds
1
Payden Global Fixed Income Fund
Schedule of Investments
- January 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bond (95%)
Australia (AUD) (1%
)
1,950,000 Australia Government Bond Series 145, 2.75%,
6/21/35 (a)(b) $ 1,151
Australia (USD) (1%
)
850,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (c)(d) 776
Austria (EUR) (0%
)
390,000 Republic of Austria Government Bond 144A,
3.15%, 6/20/44 (a)(b)(c) 434
Bahamas (USD) (0%
)
475,000 Intercorp Peru Ltd. , 3.88%, 8/15/29 (a) 462
Belgium (EUR) (0%
)
200,000 Kingdom of Belgium Government Bond Series
75 144A, 1.00%, 6/22/31 (a)(b)(c) 217
410,000 Kingdom of Belgium Government Bond Series
78 144A, 1.60%, 6/22/47 (a)(b)(c) 315
532
Bermuda (USD) (0%
)
200,000 Bermuda Government International Bond
144A, 3.38%, 8/20/50 (c) 138
Brazil (BRL) (3%
)
13,000,000 Brazil Letras do Tesouro Nacional , 13.46%,
7/01/26 (b)(e) 2,341
9,000,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 (b) 1,530
3,871
Canada (CAD) (2%
)
1,680,000 Canadian Government Bond , 3.50%,
12/01/45 (b) 1,190
1,500,000 Canadian Government Bond , 5.00%,
6/01/37 (b) 1,254
775,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 (b)(c) 566
3,010
Canada (USD) (1%
)
350,000 Aris Mining Corp. 144A, 8.00%, 10/31/29 (c) 367
600,000 Cenovus Energy Inc. , 4.65%, 3/20/31  600
575,000 TELUS Corp. , 3.40%, 5/13/32  531
325,000 Toronto-Dominion Bank , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.075%), 8.13%, 10/31/82 (d) 341
200,000 Windfall Mining Group Inc./Groupe Minier
Windfall Inc. 144A, 5.85%, 5/13/32 (c) 209
2,048
Cayman Islands (USD) (2%
)
350,000 ACREC LLC 2026-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.25%, 1/18/43 (c)(d) 351
Principal
or Shares Security Description
Value
(000)
500,000 Apidos CLO XXXII 2019-32A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.800%), 5.47%, 1/20/33 (c)(d) $ 501
68,262 ARES LII CLO Ltd. 2019-52A 144A, (3 mo.
Term Secured Overnight Financing Rate +
0.880%), 4.55%, 4/22/31 (c)(d) 68
500,000 C&W Senior Finance Ltd. 144A, 9.00%,
1/15/33 (c) 521
200,000 Energuate Trust 2 0 144A, 6.35%, 9/15/35 (c) 200
250,000 FS Rialto 2021-FL3 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.614%), 6.29%,
11/16/36 (c)(d) 251
350,000 IHS Holding Ltd. 144A, 7.88%, 5/29/30 (c) 361
750,000 Riserva CLO Ltd. 2016-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.050%),
4.72%, 1/18/34 (c)(d) 752
180,464 Symphony CLO XXIII Ltd. 2020-23A 144A,
(3 mo. Term Secured Overnight Financing Rate
+ 0.900%), 4.57%, 1/15/34 (c)(d) 181
3,186
Chile (EUR) (1%
)
250,000 Chile Government International Bond , 3.80%,
7/01/35 (b) 299
450,000 Chile Government International Bond , 3.88%,
4/14/36 (b) 534
833
Chile (USD) (0%
)
200,000 Colbun SA 144A, 5.38%, 9/11/35 (c) 201
Czech Republic (CZK) (0%
)
3,600,000 Czech Republic Government Bond Series 125,
1.50%, 4/24/40 (b) 118
Denmark (DKK) (0%
)
650,000 Denmark Government Bond Series 31Y, 4.50%,
11/15/39 (b) 122
Finland (EUR) (0%
)
170,000 Finland Government Bond Series 16Y 144A,
2.75%, 7/04/28 (a)(b)(c) 204
France (EUR) (3%
)
1,100,000 French Republic Government Bond OAT Series
OAT 144A, 0.50%, 6/25/44 (a)(b)(c) 711
1,550,000 French Republic Government Bond OAT Series
OAT 144A, 1.25%, 5/25/36 (a)(b)(c) 1,483
1,200,000 French Republic Government Bond OAT Series
OAT 144A, 2.50%, 5/25/30 (a)(b)(c) 1,418
400,000 Mercialys SA , 4.00%, 6/04/32 (a)(b) 481
300,000 Opal Bidco SAS 144A, 5.50%, 3/31/32 (b)(c) 366
4,459
Germany (EUR) (1%
)
200,000 Bundesobligation Series 188, 2.40%,
10/19/28 (a)(b) 239
500,000 Deutsche Bank AG , (3 mo. EURIBOR +
2.950%), 5.00%, 9/05/30 (a)(b)(d) 630
869

Principal
or Shares Security Description
Value
(000)
Guatemala (USD) (0%
)
300,000 Guatemala Government Bond 144A, 6.55%,
2/06/37 (c) $ 320
Hungary (USD) (1%
)
600,000 Hungary Government International Bond
144A, 5.38%, 9/26/30 (c) 615
India (USD) (0%
)
425,000 Shriram Finance Ltd. , 6.15%, 4/03/28 (a) 438
Indonesia (IDR) (2%
)
4,440,000,000 Indonesia Treasury Bond Series FR87, 6.50%,
2/15/31 (b) 272
32,000,000,000 Indonesia Treasury Bond Series FR72, 8.25%,
5/15/36 (b) 2,161
2,433
Ireland (EUR) (6%
)
538,355 Armada Euro CLO I DAC 1X, (3 mo.
EURIBOR + 0.820%), 2.85%, 10/24/33 (a)
(b)(d) 638
650,000 Aurium CLO II DAC 2A 144A, (3 mo.
EURIBOR + 1.180%), 3.22%, 6/22/34 (b)(c)
(d) 771
604,619 Avoca CLO XII DAC 12X, (3 mo. EURIBOR
+ 0.790%), 2.81%, 4/15/34 (a)(b)(d) 717
650,000 CIFC European Funding CLO III DAC 3A
144A, (3 mo. EURIBOR + 1.230%), 0.00%,
1/15/39 (b)(c)(d)(e) 771
300,000 Contego CLO X DAC 10X, (3 mo. EURIBOR
+ 2.150%), 4.21%, 5/15/38 (a)(b)(d) 356
400,000 Henley CLO VII DAC 144A, (3 mo.
EURIBOR + 1.240%), 3.23%, 4/25/39 (b)(c) 474
250,000 Ireland Government Bond , 1.10%, 5/15/29 (a)
(b) 286
216,008 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 3.96%,
8/17/33 (b)(c)(d) 256
903,308 Last Mile Logistics Pan Euro Finance DAC
1X, (3 mo. EURIBOR + 2.700%), 4.76%,
8/17/33 (a)(b)(d) 1,070
239,951 Last Mile Securities PE DAC 2021-1A 144A, (3
mo. EURIBOR + 2.350%), 4.41%, 8/17/31 (b)
(c)(d) 285
300,000 Palmer Square European Loan Funding DAC
2024-1A 144A, (3 mo. EURIBOR + 1.700%),
3.76%, 8/15/33 (b)(c)(d) 356
400,000 Palmer Square European Loan Funding DAC
2024-3X, (3 mo. EURIBOR + 1.850%),
3.91%, 5/15/34 (a)(b)(d) 475
250,000 Permanent TSB Group Holdings PLC , (ICE
1Year Euribor Swap Fix + 3.500%), 6.63%,
4/25/28 (a)(b)(d) 310
275,000 Permanent TSB Group Holdings PLC , (5 yr.
Euro Swap + 10.546%), 13.25% (a)(b)(d)(f) 378
200,000 Smurfit Kappa Treasury ULC , 3.49%,
11/24/31 (b) 239
500,000 Texas Debt Capital Euro CLO DAC 2024-1A
144A, (3 mo. EURIBOR + 2.550%), 4.57%,
7/16/38 (b)(c)(d) 595
300,000 Tully Park CLO DAC 1A 144A, (3 mo.
EURIBOR + 3.700%), 5.72%, 7/15/38 (b)(c)
(d) 360
8,337
Principal
or Shares Security Description
Value
(000)
Ireland (GBP) (0%
)
375,000 Flutter Treasury DAC , 6.13%, 6/04/31 (a)(b) $ 522
128,673 UK Logistics DAC 2024-1A 144A, (Sterling
Overnight Index Average + 1.650%), 5.51%,
5/17/34 (b)(c)(d) 176
698
Ireland (USD) (0%
)
400,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 3.30%, 1/30/32  370
Italy (EUR) (3%
)
250,000 Bubbles Bidco SpA 144A, 6.50%, 9/30/31 (b)
(c) 305
300,000 doValue SpA 144A, 5.38%, 11/15/31 (b)(c) 366
325,000 Gruppo San Donato SpA 144A, 6.50%,
10/31/31 (b)(c) 391
1,960,000 Italy Buoni Poliennali Del Tesoro Series 10Y
144A, 0.60%, 8/01/31 (a)(b)(c) 2,066
300,000 Italy Buoni Poliennali Del Tesoro Series 10Y,
2.50%, 12/01/32 (a)(b) 345
600,000 Italy Buoni Poliennali Del Tesoro Series 15Y
144A, 3.85%, 10/01/40 (a)(b)(c) 713
250,000 Italy Buoni Poliennali Del Tesoro Series 30Y
144A, 4.30%, 10/01/54 (a)(b)(c) 296
4,482
Italy (USD) (1%
)
650,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.900%), 7.78%, 6/20/54 (c)(d) 785
Ivory Coast (EUR) (0%
)
450,000 Ivory Coast Government International Bond ,
4.88%, 1/30/32 (a)(b) 526
Japan (JPY) (6%
)
230,000,000 Japan Government Five Year Bond Series 178,
1.00%, 3/20/30 (b) 1,453
525,000,000 Japan Government Ten Year Bond Series 376,
0.90%, 9/20/34 (b) 3,077
265,000,000 Japan Government Thirty Year Bond Series 58,
0.80%, 3/20/48 (b) 1,040
213,200,000 Japan Government Thirty Year Bond Series 49,
1.40%, 12/20/45 (b) 1,022
180,000,000 Japan Government Thirty Year Bond Series 31,
2.20%, 9/20/39 (b) 1,099
10,000,000 Japan Government Thirty Year Bond Series 30,
2.30%, 3/20/39 (b) 62
145,000,000 Japan Government Thirty Year Bond Series 85,
2.30%, 12/20/54 (b) 721
8,474
Jersey (EUR) (0%
)
450,000 Heathrow Funding Ltd. , 1.13%, 10/08/30 (a)
(b) 490
Jersey (GBP) (0%
)
200,000 Waga Bondco Ltd. 144A, 8.50%, 6/15/30 (b)(c) 243
Jersey (USD) (1%
)
600,000 Dryden CLO Ltd. 2022-113A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.090%), 4.76%, 10/15/37 (c)(d) 600

Payden Global Fixed Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
350,000 Juniper Valley Park CLO Ltd. 2023-1A 144A,
(3 mo. Term Secured Overnight Financing Rate
+ 1.600%), 5.27%, 7/20/36 (c)(d) $ 351
951
Luxembourg (EUR) (0%
)
375,000 P3 Group Sarl , 4.00%, 4/19/32 (a)(b) 453
Luxembourg (USD) (1%
)
300,000 Greensaif Pipelines Bidco Sarl 144A, 5.85%,
2/23/36 (c) 312
285,000 OHI Group SA 144A, 13.00%, 7/22/29 (c) 291
300,000 Saavi Energia Sarl 144A, 8.88%, 2/10/35 (c) 325
928
Malaysia (MYR) (1%
)
1,700,000 Malaysia Government Bond Series 0307,
3.50%, 5/31/27 (b) 435
1,300,000 Malaysia Government Bond Series 0222,
4.70%, 10/15/42 (b) 364
799
Mexico (MXN) (2%
)
11,660,000 Mexican Bonos Series M, 5.75%, 3/05/26 (b) 666
33,500,000 Mexican Bonos Series M, 7.75%, 11/23/34 (b) 1,811
7,760,000 Mexican Bonos Series M, 8.50%, 5/31/29 (b) 451
2,928
Mexico (USD) (1%
)
250,000 BBVA Mexico SA Institucion De Banca
Multiple Grupo Financiero BBVA Mexico
144A, 5.25%, 9/10/29 (c) 256
300,000 Comision Federal de Electricidad 144A, 6.05%,
1/28/34 (c) 300
350,000 FIBRA Prologis 144A, 5.63%, 1/14/38 (c) 346
198,101 FIEMEX Energia-Banco Actinver SA
Institucion de Banca Multiple 144A, 7.25%,
1/31/41 (c) 206
450,000 Petroleos Mexicanos , 6.70%, 2/16/32  450
1,558
Morocco (USD) (0%
)
250,000 OCP SA 144A, 6.10%, 4/30/30 (c) 261
Netherlands (EUR) (3%
)
300,000 ABN AMRO Bank NV , (5 yr. Euro Swap +
4.239%), 6.88% (a)(b)(d)(f) 392
450,000 Enel Finance International NV , 3.88%,
3/09/29 (a)(b) 552
500,000 JAB Holdings BV , 5.00%, 6/12/33 (a)(b) 642
530,000 Netherlands Government Bond 144A, 4.00%,
1/15/37 (a)(b)(c) 684
525,000 Sagax Euro Mtn NL BV , 0.75%, 1/26/28 (a)(b) 599
2,869
Netherlands (USD) (0%
)
400,000 Petrobras Global Finance BV , 6.25%, 1/10/36  394
New Zealand (USD) (0%
)
550,000 ASB Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 5.28%, 6/17/32 (c)(d) 557
Norway (USD) (0%
)
350,000 Var Energi ASA 144A, 7.50%, 1/15/28 (c) 370
Paraguay (USD) (0%
)
172,000 Paraguay Government International Bond
144A, 4.70%, 3/27/27 (c) 174
Principal
or Shares Security Description
Value
(000)
Peru (PEN) (1%
)
7,100,000 Peru Government Bond , 5.35%, 8/12/40 (b) $ 1,889
Peru (USD) (0%
)
250,000 Cia de Minas Buenaventura SAA 144A, 6.80%,
2/04/32 (c) 261
250,000 Marcobre SAC 144A, 5.75%, 1/22/36 (c) 249
510
Poland (PLN) (0%
)
2,010,000 Republic of Poland Government Bond Series
1029, 2.75%, 10/25/29 (b) 542
Poland (USD) (0%
)
450,000 ORLEN SA 144A, 6.00%, 1/30/35 (c) 473
Portugal (EUR) (0%
)
300,000 Portugal Obrigacoes do Tesouro OT Series 10Y
144A, 3.00%, 6/15/35 (a)(b)(c) 353
Romania (EUR) (0%
)
150,000 Romanian Government International Bond
144A, 6.63%, 9/27/29 (b)(c) 196
Romania (USD) (0%
)
300,000 Romanian Government International Bond
144A, 5.75%, 9/16/30 (c) 310
Singapore (SGD) (0%
)
350,000 Singapore Government Bond , 2.75%,
3/01/35 (b) 293
280,000 Singapore Government Bond , 3.50%,
3/01/27 (b) 225
518
South Africa (USD) (1%
)
200,000 Republic of South Africa Government
International Bond Series 10Y, 4.85%, 9/30/29  200
250,000 Republic of South Africa Government
International Bond Series 12Y, 5.88%, 6/22/30  258
200,000 Republic of South Africa Government
International Bond 144A, 6.13%, 12/11/37 (c) 194
652
South Africa (ZAR) (1%
)
13,400,000 Republic of South Africa Government Bond
Series 2048, 8.75%, 2/28/48 (b) 820
Spain (EUR) (2%
)
500,000 Banco de Sabadell SA , (1 yr. Euro Swap +
2.400%), 5.25%, 2/07/29 (a)(b)(d) 622
200,000 CaixaBank SA , (5 yr. Euro Swap + 3.857%),
3.63% (a)(b)(d)(f) 232
500,000 CaixaBank SA , (3 mo. EURIBOR + 1.650%),
5.00%, 7/19/29 (a)(b)(d) 625
50,000 Spain Government Bond 144A, 1.25%,
10/31/30 (a)(b)(c) 56
1,160,000 Spain Government Bond 144A, 2.90%,
10/31/46 (a)(b)(c) 1,186
2,721
Spain (USD) (1%
)
600,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (d) 591
Sri Lanka (USD) (0%
)
36,256 Sri Lanka Government International Bond
144A, 3.10%, 1/15/30 (c) 36

Principal
or Shares Security Description
Value
(000)
71,116 Sri Lanka Government International Bond
144A, 3.35%, 3/15/33 (c) $ 65
48,020 Sri Lanka Government International Bond
144A, 3.60%, 6/15/35 (c) 40
33,327 Sri Lanka Government International Bond
144A, 3.60%, 5/15/36 (c) 33
66,682 Sri Lanka Government International Bond
144A, 3.60%, 2/15/38 (c) 66
37,824 Sri Lanka Government International Bond
144A, 4.00%, 4/15/28 (c) 37
277
Sweden (SEK) (0%
)
2,900,000 Sweden Government Bond Series 1059, 1.00%,
11/12/26 (a)(b) 323
Switzerland (CHF) (1%
)
1,050,000 Swiss Confederation Government Bond , 0.50%,
5/27/30 (a)(b) 1,387
Thailand (THB) (0%
)
16,300,000 Thailand Government Bond , 1.59%,
12/17/35 (b) 499
Turkey (USD) (0%
)
300,000 Limak Cimento Sanayi ve Ticaret AS 144A,
9.75%, 7/25/29 (c) 306
United Arab Emirates (EUR) (0%
)
300,000 Finance Department Government of Sharjah
144A, 4.63%, 1/17/31 (b)(c) 359
United Arab Emirates (USD) (0%
)
300,000 Dhafrah Pv2 Energy Co. LLC 144A, 5.79%,
6/30/53 (c)(g) 305
United Kingdom (EUR) (0%
)
200,000 Amber Finco PLC 144A, 6.63%, 7/15/29 (b)(c) 248
United Kingdom (GBP) (4%
)
270,000 Boparan Finance PLC 144A, 9.38%,
11/07/29 (b)(c) 394
250,000 Edge Finco PLC 144A, 8.13%, 8/15/31 (b)(c) 366
300,000 Galaxy Bidco Ltd. 144A, 8.13%, 12/19/29 (b)
(c) 432
325,000 Kier Group PLC , 9.00%, 2/15/29 (a)(b) 467
350,000 Motability Operations Group PLC , 2.38%,
3/14/32 (a)(b) 417
200,000 NatWest Group PLC , (5 yr. UK Government
Bonds Note Generic Bid Yield + 3.294%),
7.50% (b)(d)(f) 288
100,000 United Kingdom Gilt , 0.38%, 10/22/30 (a)(b) 116
1,500,000 United Kingdom Gilt , 3.75%, 7/22/52 (a)(b) 1,610
600,000 United Kingdom Gilt , 4.25%, 9/07/39 (a)(b) 770
4,860
United Kingdom (USD) (0%
)
200,000 Azule Energy Finance PLC 144A, 8.13%,
1/23/30 (c) 203
United States (EUR) (4%
)
450,000 Avery Dennison Corp. , 4.00%, 9/11/35 (b) 541
750,000 Bank of America Corp. , (3 mo. EURIBOR +
0.910%), 1.38%, 5/09/30 (a)(b)(d) 850
150,000 Beach Acquisition Bidco LLC 144A, 5.25%,
7/15/32 (b)(c) 183
450,000 Boots Group Finco LP 144A, 5.38%,
8/31/32 (b)(c) 551
375,000 Citigroup Inc. , (3 mo. EURIBOR + 1.611%),
4.30%, 7/23/36 (b)(d) 453
Principal
or Shares Security Description
Value
(000)
450,000 Duke Energy Corp. , 3.75%, 4/01/31 (b) $ 544
400,000 Equinix Europe 2 Financing Corp. LLC , 3.25%,
5/19/29 (b) 479
400,000 Ford Motor Credit Co. LLC , 4.45%, 9/16/32 (b) 487
450,000 General Mills Inc. , 3.60%, 4/17/32 (b) 541
450,000 MKS Inc. 144A, 4.25%, 2/15/34 (b)(c) 534
650,000 Morgan Stanley , (3 mo. EURIBOR + 0.911%),
3.38%, 1/23/32 (b)(d) 774
550,000 Prologis Euro Finance LLC , 4.00%, 5/05/34 (b) 667
6,604
United States (USD) (37%
)
400,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (d)(f) 398
410,000 Ally Financial Inc. , (U.S. Secured Overnight
Financing Rate + 2.820%), 6.85%, 1/03/30 (d) 434
390,000 American National Group Inc. , 5.00%, 6/15/27  393
420,000 American Tower Corp. , 5.50%, 3/15/28  432
850,000 American Tower Trust 144A, 5.49%,
3/15/28 (c) 865
500,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A, 5.75%,
7/01/34 (c) 505
245,700 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (c) 240
175,000 Asurion LLC and Asurion Co-Issuer Inc. 144A,
8.00%, 12/31/32 (c) 183
400,000 Athene Holding Ltd. , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.607%), 6.63%, 10/15/54 (d) 400
200,000 Azul Secured Finance LLP 144A, 9.88%,
2/15/31 (c) 203
575,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  569
425,000 Boeing Co. , 2.20%, 2/04/26  425
600,000 Boeing Co. , 6.53%, 5/01/34  664
350,000 Brandywine Operating Partnership LP , 6.13%,
1/15/31  339
241,324 BRAVO Residential Funding Trust 2024-
NQM7 144A, 5.55%, 10/27/64 (c) 244
432,727 BX Trust 2024-CNYN 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.442%),
5.12%, 4/15/41 (c)(d) 434
2,196,680 Cantor Commercial Real Estate Lending 2019-
CF1, 1.11%, 5/15/52 (h) 55
263,554 CARS-DB4 LP 2020-1A 144A, 3.25%,
2/15/50 (c) 246
220,000 Centene Corp. , 4.25%, 12/15/27  219
500,000 Citigroup Inc. , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.001%),
6.63% (d)(f) 509
528,357 Colt Mortgage Loan Trust 2025-1 144A,
5.70%, 1/25/70 (c) 535
255,045 Connecticut Avenue Securities Trust 2024-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 4.70%,
5/25/44 (c)(d) 255
102,166 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.100%), 4.80%,
2/25/44 (c)(d) 102

Payden Global Fixed Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
149,468 Connecticut Avenue Securities Trust 2024-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150%), 4.85%,
3/25/44 (c)(d) $ 150
450,000 CoreWeave Inc. 144A, 9.00%, 2/01/31 (c) 438
204,199 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (c)(h) 206
152,871 Cross Mortgage Trust 2024-H7 144A, 5.59%,
11/25/69 (c)(h) 155
400,000 CVR Energy Inc. , 7.88%, 2/15/34 (c) 397
500,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A, 4.50%, 5/20/49 (c) 491
550,000 Energy Transfer LP , 5.75%, 2/15/33  577
435,000 Evergy Inc. , 2.90%, 9/15/29  415
197,244 Fannie Mae Connecticut Avenue Securities
2016-C07, (U.S. Secured Overnight Financing
Rate Index 30day Average + 9.614%), 13.31%,
5/25/29 (d) 209
491,309 Fannie Mae Connecticut Avenue Securities
2016-C04, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364%),
14.06%, 1/25/29 (d) 511
491,220 Fannie Mae Connecticut Avenue Securities
2016-C05, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.864%),
14.56%, 1/25/29 (d) 511
318,592 Fannie Mae-Aces 2018-M13, 3.75%,
9/25/30 (h) 316
577,288 FN BM2007 30YR , 4.00%, 9/01/48  562
536,660 FN BP6626 30YR , 2.00%, 8/01/50  440
625,768 FN CB2759 30YR , 3.00%, 2/01/52  556
411,821 FN CB3258 30YR , 3.50%, 4/01/52  384
554,179 FN CB4127 30YR , 4.50%, 7/01/52  545
438,146 FN CB5106 30YR , 5.00%, 11/01/52  444
649,967 FN CB5113 30YR , 5.50%, 11/01/52  663
385,752 FN CB7991 30YR , 5.50%, 2/01/54  392
582,773 FN CB8021 30YR , 6.50%, 2/01/54  612
742,229 FN CB9019 30YR , 6.00%, 8/01/54  762
738,014 FN FM3162 30YR , 3.00%, 11/01/46  682
1,195,636 FN FM7194 30YR , 2.50%, 3/01/51  1,037
917,449 FN FM9195 30YR , 2.50%, 10/01/51  794
549,618 FN FS0007 30YR , 3.00%, 8/01/50  490
561,562 FN FS3111 30YR , 5.00%, 9/01/52  568
570,704 FN FS6939 30YR , 3.50%, 8/01/48  541
1,032,060 FR RA3728 30YR , 2.00%, 10/01/50  855
381,943 FR RA7790 30YR , 5.00%, 8/01/52  385
462,115 FR SD0729 30YR , 2.00%, 10/01/51  380
594,881 FR SD5641 30YR , 5.50%, 6/01/53  611
905,469 FR ZA4718 30YR , 3.00%, 10/01/46  824
663,044 FR ZT0534 30YR , 3.50%, 12/01/47  628
800,000 Freddie Mac STACR REMIC Trust 2021-
DNA6 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
3.400%), 7.10%, 10/25/41 (c)(d) 814
335,214 G2 MA3663 30YR , 3.50%, 5/20/46  315
375,762 G2 MA4195 30YR , 3.00%, 1/20/47  345
586,089 G2 MA5265 30YR , 4.50%, 6/20/48  583
902,132 G2 MA6930 30YR , 2.00%, 10/20/50  752
812,996 G2 MA7472 30YR , 2.50%, 7/20/51  705
208,594 G2 MA7766 30YR , 2.00%, 12/20/51  174
575,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  550
450,000 HCA Inc. , 4.13%, 6/15/29  449
Principal
or Shares Security Description
Value
(000)
500,000 HPS Corporate Lending Fund 144A, 4.90%,
9/11/28 (c) $ 497
425,000 Hyundai Capital America 144A, 1.80%,
1/10/28 (c) 407
350,000 ITC Holdings Corp. 144A, 2.95%, 5/14/30 (c) 331
250,000 Kodiak Gas Services LLC 144A, 6.50%,
10/01/33 (c) 256
400,000 Meta Platforms Inc. , 4.88%, 11/15/35  396
210,000 Moss Creek Resources Holdings Inc. 144A,
8.25%, 9/01/31 (c) 204
470,000 Nationwide Mutual Insurance Co. 144A,
9.38%, 8/15/39 (c) 627
202,116 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (c) 203
320,450 OBX Trust 2024-NQM13 144A, 5.12%,
6/25/64 (c) 322
205,946 OBX Trust 2024-NQM15 144A, 5.32%,
10/25/64 (c) 208
172,398 OBX Trust 2024-NQM18 144A, 5.41%,
10/25/64 (c)(h) 174
321,246 OBX Trust 2024-NQM12 144A, 5.48%,
7/25/64 (c) 324
196,732 OBX Trust 2024-NQM16 144A, 5.53%,
10/25/64 (c) 199
409,102 OBX Trust 2025-NQM1 144A, 5.55%,
12/25/64 (c)(h) 414
180,013 OBX Trust 2024-NQM17 144A, 5.61%,
11/25/64 (c)(h) 182
600,000 Oracle Corp. , 4.20%, 9/27/29  590
200,000 PennyMac Financial Services Inc. 144A, 6.88%,
5/15/32 (c) 205
430,000 Penske Truck Leasing Co. LP/PTL Finance
Corp. 144A, 5.25%, 7/01/29 (c) 442
600,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  537
282,000 Planet Fitness Master Issuer LLC 2019-1A
144A, 3.86%, 12/05/49 (c) 271
710,875 RCKT Mortgage Trust 2025-CES9 144A,
4.80%, 9/25/55 (c) 712
460,996 RCKT Mortgage Trust 2025-CES8 144A,
5.15%, 8/25/55 (c)(h) 465
397,626 RCKT Mortgage Trust 2025-CES7 144A,
5.38%, 7/25/55 (c) 402
169,519 RCKT Mortgage Trust 2025-CES6 144A,
5.47%, 6/25/55 (c) 171
294,093 RCKT Mortgage Trust 2025-CES5 144A,
5.69%, 5/25/55 (c) 299
450,000 Repsol E&P Capital Markets U.S. LLC 144A,
5.20%, 9/16/30 (c) 457
400,000 South Bow USA Infrastructure Holdings LLC ,
5.58%, 10/01/34  404
475,000 Stellantis Finance U.S. Inc. 144A, 2.69%,
9/15/31 (c) 419
495,625 Store Master Funding I-VII XIV XIX
XX XXIV XXII 2024-1A 144A, 5.70%,
5/20/54 (c) 506
250,000 Sunoco LP 144A, 6.25%, 7/01/33 (c) 257
500,000 Taco Bell Funding LLC 2025-1A 144A, 4.82%,
8/25/55 (c) 499
700,000 U.S. Treasury Bill , 3.50%, 7/09/26 (e) 689
400,000 U.S. Treasury Bill , 3.55%, 7/16/26 (e) 394
500,000 U.S. Treasury Bill , 3.78%, 5/14/26 (e) 495
1,000,000 U.S. Treasury Bill , 3.82%, 2/12/26 (e) 999
2,110,000 U.S. Treasury Bond , 2.25%, 8/15/46 (i)(j) 1,386

Principal
or Shares Security Description
Value
(000)
240,000 U.S. Treasury Bond , 4.25%, 8/15/54  $ 216
2,100,000 U.S. Treasury Note , 4.13%, 3/31/32  2,120
4,660,000 U.S. Treasury Note , 4.25%, 5/15/35  4,671
250,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (c) 259
191,575 Verus Securitization Trust 2024-8 144A,
5.36%, 10/25/69 (c)(h) 193
284,902 Verus Securitization Trust 2024-9 144A,
5.44%, 11/25/69 (c)(h) 288
612,110 Verus Securitization Trust 2025-1 144A,
5.62%, 1/25/70 (c)(h) 620
420,000 Vistra Operations Co. LLC 144A, 6.00%,
4/15/34 (c) 441
300,000 Western Midstream Operating LP , 6.15%,
4/01/33  317
430,000 Williams Cos. Inc. , 4.80%, 11/15/29  439
55,774
Uzbekistan (EUR) (0%
)
350,000 Republic of Uzbekistan International Bond
144A, 5.10%, 2/25/29 (b)(c) 430
Virgin Islands (British) (USD) (0%
)
450,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL , 5.25%, 4/27/29 (a) 448
Total Bond
(Cost - $148,261) 144,465
Bank Loan(k) (0%
)
43,198 DirectV Financing LLC Term Loan NON-EXT
1L, (3 mo. Term Secured Overnight Financing
Rate + 5.000%), 8.93%, 8/02/27  43
299,250 Fr Br Holdings LLC Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.250%), 7.92%, 10/09/30              (Cost
- $297) 302
Total Bank Loan (Cost - $340)
345
Investment Company (4%)
1,181,566 Payden Cash Reserves Money Market Fund  * 1,182
146,720 Payden Emerging Market Corporate Bond
Fund, SI Class  * 1,301
247,925 Payden Emerging Markets Local Bond Fund,
SI Class  * 2,472
146,702 Payden Floating Rate Fund, SI Class  * 1,408
Total Investment Company
(Cost - $6,226) 6,363
Total Investments (Cost - $154,827)  (99%)
151,173
Other Assets, net of Liabilities ( 1% )
1,225
Net Assets (100%)
$ 152,398
* Affiliated investment.
(a) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Floating rate security. The rate shown reflects the rate in effect at January
31, 2026.
(e) Yield to maturity at time of purchase.
(f) Perpetual security with no stated maturity date.
(g) All or a portion of these securities are on loan. At January 31, 2026, the total market value of the Fund’s securities on loan is $305 and the total market value of the collateral held by the Fund is $312. Amounts in 000s.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(j) All or a portion of the security is pledged to cover futures contract margin requirements.
(k) Floating rate security. The rate shown reflects the rate in effect at January 31,
2026. The stated maturity is subject to prepayments.

Payden Global Fixed Income Fund
continued

Payden Mutual Funds
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
AUD 3,446
USD  2,240 HSBC Bank USA, N.A. 02/24/2026 $ 159
EUR 3,891
USD  4,544 HSBC Bank USA, N.A. 02/24/2026 73
USD 2,641
IDR  44,315,000 Barclays Bank PLC 02/26/2026 2
USD 34,519
EUR  28,976 BNP PARIBAS 03/05/2026 118
USD 8,582
JPY  1,320,500 BNP PARIBAS 03/05/2026 25
USD 1,157
EUR  969 HSBC Bank USA, N.A. 02/24/2026 7
USD 572
SEK  5,053 HSBC Bank USA, N.A. 02/24/2026 4
USD 6,038
GBP  4,400 HSBC Bank USA, N.A. 03/05/2026 17
405
Liabilities:
COP 2,841,000 USD  779 Barclays Bank PLC 02/12/2026 (12)
EUR 29,432 USD  35,003 BNP PARIBAS 02/05/2026 (107)
GBP 4,785 USD  6,553 HSBC Bank USA, N.A. 02/05/2026 (5)
JPY 1,354,000 USD  8,779 BNP PARIBAS 02/05/2026 (26)
JPY 177,700 USD  1,156 HSBC Bank USA, N.A. 02/24/2026 (6)
NOK 10,938 USD  1,142 HSBC Bank USA, N.A. 02/24/2026 (6)
USD 754 COP  2,841,000 Barclays Bank PLC 02/12/2026 (13)
USD 980 MYR  4,042 Barclays Bank PLC 02/26/2026 (46)
USD 595 THB  19,210 Barclays Bank PLC 02/26/2026 (17)
USD 34,604 EUR  29,432 BNP PARIBAS 02/05/2026 (293)
USD 8,661 JPY  1,354,000 BNP PARIBAS 02/05/2026 (92)
USD 1,146 CHF  902 BNP PARIBAS 02/24/2026 (24)
USD 1,138 EUR  965 BNP PARIBAS 02/24/2026 (7)
USD 128 CZK  2,670 BNP PARIBAS 02/26/2026 (2)
USD 1,748 MXN  32,591 BNP PARIBAS 02/26/2026 (113)
USD 2,198 PEN  7,415 BNP PARIBAS 02/26/2026 (1)
USD 529 PLN  1,904 BNP PARIBAS 02/26/2026 (7)
USD 6,436 GBP  4,785 HSBC Bank USA, N.A. 02/05/2026 (112)
USD 947 BRL  5,040 HSBC Bank USA, N.A. 02/12/2026 (8)
USD 289 SGD  370 HSBC Bank USA, N.A. 02/26/2026 (2)
USD 2,193 BRL  12,270 HSBC Bank USA, N.A. 07/13/2026 (52)
USD 1,194 MXN  22,160 Morgan Stanley 02/26/2026 (71)
USD 1,193 AUD  1,762 Morgan Stanley 04/22/2026 (33)
USD 3,123 CAD  4,295 Morgan Stanley 04/22/2026 (43)
USD 1,404 CHF  1,104 Morgan Stanley 04/22/2026 (37)
USD 154 DKK  974 Morgan Stanley 04/22/2026 (2)
USD 344 SEK  3,112 Morgan Stanley 04/22/2026 (7)
USD 268 SGD  347 Wells Fargo Securities LLC 02/26/2026 (5)
USD 416 ZAR  6,900 Wells Fargo Securities LLC 02/26/2026 (10)
(1,159)
Net Unrealized Appreciation (Depreciation)
$(754)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
Euro-Bobl Future 38 Mar-26 $ 5,252 $ (1) $ (1)
Euro-Schatz Future 164 Mar-26 20,782 (5) (5)
Long Gilt Future 31 Mar-26 3,854 (13) (13)
U.S. Long Bond Future 26 Mar-26 2,993 (36) (36)

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
U.S. Treasury 2-Year Note Future 10 Mar-26 $ 2,085 $ 2 $ 2
U.S. Treasury 5-Year Note Future 141 Mar-26 15,359 (110) (110)
U.S. Ultra Bond Future 24 Mar-26 2,819 (65) (65)
a a
(228)
Short Contracts:
Euro-Bund Future 47 Mar-26 (7,141) (27) (27)
U.S. 10-Year Ultra Future 27 Mar-26 (3,082) 44 44
U.S. Treasury 10-Year Note Future 25 Mar-26 (2,796) 37 37
a a
54
Total Futures
$(174)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year  Interest Rate Swap, Receive Fixed 2.010% Quarterly,
Pay Variable 1.630% (CNRR007) Quarterly 06/03/2029 CNY 10,000 $22 $– $22
10-Year  Interest Rate Swap, Receive Fixed 2.698% Quarterly,
Pay Variable 2.680% (3M KWCDC) Quarterly 10/15/2035 KRW 712,000 (33) – (33)
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly,
Pay Variable 2.760% (3M KWCDC) Quarterly 10/07/2029 KRW 1,584,200 (86) – (86)
10-Year Interest Rate Swap, Receive Fixed 1.740% Quarterly,
Pay Variable 1.560% (CNRR007) Quarterly 10/16/2029 CNY 13,200 11 – 11
10-Year Interest Rate Swap, Receive Fixed 1.800% Quarterly,
Pay Variable 2.850% (3M KWCDC) Quarterly 09/23/2031 KRW 2,288,000 (134) – (134)
2-Year  Interest Rate Swap, Receive Fixed 9.150% 28 days,
Pay Variable 7.020% (MXIBTIIE) 28 days 11/19/2026 MXN 102,340 108 – 108
5-Year  Interest Rate Swap, Receive Fixed 1.618% Quarterly,
Pay Variable 1.655% (CNRR007) Quarterly 03/21/2030 CNY 4,500 – – –
5-Year  Interest Rate Swap, Receive Fixed 2.481% Quarterly,
Pay Variable 1.640% (CNRR007) Quarterly 09/22/2026 CNY 33,000 33 – 33
5-Year Interest Rate Swap, Receive Fixed 1.573% Quarterly,
Pay Variable 1.707% (CNRR007) Quarterly 12/31/2030 CNY 13,340 (6) – (6)
5-Year Interest Rate Swap, Receive Fixed 1.593% Quarterly,
Pay Variable 1.578% (CNRR007) Quarterly 10/15/2030 CNY 8,940 (2) – (2)
5-Year Interest Rate Swap, Receive Fixed 2.032% Quarterly,
Pay Variable 1.620% (CNRR007) Quarterly 04/25/2029 CNY 5,350 11 – 11
5-Year Interest Rate Swap, Receive Fixed 2.122% Quarterly,
Pay Variable 1.630% (CNRR007) Quarterly 02/02/2029 CNY 13,100 34 – 34
5-Year Interest Rate Swap, Receive Fixed 2.378% Quarterly,
Pay Variable 1.630% (CNRR007) Quarterly 07/24/2028 CNY 40,100 119 – 119
5-Year Interest Rate Swap, Receive Fixed 2.823% Quarterly,
Pay Variable 1.620% (CNRR007) Quarterly 02/15/2028 CNY 35,900 148 – 148
$225 $– $225
Open OTC Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
5-Year Interest Rate Swap, Receive Fixed 1.452% Quarterly,
Pay Variable 1.539% (CNRR007) Quarterly 07/07/2030 CNY 17,970 $(18) $– $(18)

Payden Global Fixed Income Fund
continued

Payden Mutual Funds
Open OTC Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
5-Year Interest Rate Swap, Receive Fixed 1.520% Quarterly,
Pay Variable 1.640% (CNRR007) Quarterly 01/27/2030 CNY 20,170 (8) – (8)
$(26) $– $(26)